2. SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
2. SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

        This summary of significant accounting policies of the Company is presented to assist in understanding the Company's condensed consolidated financial statements. The condensed consolidated financial statements and notes are representations of the Company's management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States, and have been consistently applied in the preparation of the condensed consolidated financial statements.

Accounting Method

        The Company's condensed consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.

Principles of Consolidation

        These condensed consolidated financial statements include the Company's condensed consolidated financial position, results of operations, and cash flows. All material intercompany balances and transactions have been eliminated in the accompanying condensed consolidated financial statements.

Cash and Cash Equivalents

        The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at U.S. banks are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit. As of September 30, 2014, the Company had $0 in uninsured cash amounts.

Property and Equipment

        Equipment consists of machinery, furniture, fixtures and software, which is stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally five to seven years.

Mineral Properties

        Costs of acquiring mineral rights are capitalized by project area upon purchase of the associated claims. Costs to maintain the mineral rights and leases are expensed as incurred. When a property reaches the production stage, the related capitalized costs will be amortized, using the units of production method on the basis of periodic estimates of ore reserves.

Long-Lived Assets

        The Company reviews its long-lived assets for impairment annually or when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets held for disposal and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

Value Measurements and Financial Instruments

        ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity's own assumptions (unobservable inputs). The hierarchy consists of three levels:

          Level 1—Quoted prices in active markets for identical assets and liabilities;

          Level 2—Inputs other than level one inputs that are either directly or indirectly observable; and

          Level 3—Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

        The risk-free rate of return reflects the interest rate for the United States Treasury Note with similar time-to-maturity to that of the warrants.

        The recorded value of other financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other current assets, and accounts payable and accrued expenses, approximate the fair value of the respective assets and liabilities at September 30, 2014 and December 31, 2013, based upon the short-term nature of the assets and liabilities.

Mineral Exploration and Development Costs

        All exploration expenditures are expensed as incurred. Exploration expenditures include direct exploration costs, as well as certain indirect costs allocated to exploration expense. Significant acquisition payments for active exploration rights are capitalized. If no minable ore body is discovered, previously capitalized costs are expensed in the period the exploration right is abandoned.

        Should a property be abandoned, its capitalized costs are charged to operations. The Company charges to operations the allocable portion of capitalized costs attributable to exploration rights abandoned. Capitalized costs are allocated to rights sold based on the proportion of claims sold to the claims remaining within the project area.

Stock-Based Compensation

        The Company has share-based compensation plans under which non-employees, consultants and suppliers may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award over the requisite service period. Grants of stock options and stock to non-employees and other parties are accounted for in accordance with ASC 505. The Company recorded equity-based costs for non-employees, consultants and suppliers of $129,500 during the nine month period ended September 30, 2014. The Company recorded equity-based costs for non-employees, consultants and suppliers of $0 during the nine month period ended September 30, 2013.

        The Company applies ASC 718 for options, common stock and other equity-based grants to its employees and directors. ASC 718 requires measurement of all employee equity-based payment awards using a fair-value method and recording of such expense in the consolidated financial statements over the requisite service period. The fair value concepts have not changed significantly in ASC 718; however, in adopting this standard, companies must choose among alternative valuation models and amortization assumptions. After assessing alternative valuation models and amortization assumptions, the Company will continue using both the Black-Scholes valuation model and straight-line amortization of compensation expense over the requisite service period for each separately vesting portion of the grant. The Company recorded equity-based costs for employees and directors of $2,737,500 during the nine month period ended September 30, 2014. The Company recorded equity-based costs for employees and directors of $0 during the nine month period ended September 30, 2013.

Provision for Income Taxes

        Income taxes are provided based upon the liability method of accounting. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the "more likely than not" standard.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes.

Net Loss per Share

        Basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. As of September 30, 2014, the Company had issued warrants for the purchase of 1,138,763 common shares and an option to purchase 1,000,000 shares that were not included in the computation of loss per share at September 30, 2014, because they would have been anti-dilutive. As of September 30, 2013, the Company had issued warrants for the purchase of 998,659 common shares and an option to purchase 1,000,000 shares that were not included in the computation of loss per share at September 30, 2013, because they would have been anti-dilutive.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification

        Management has determined certain costs should be reclassified between selling, general and administrative and exploration expense in 2014. Certain amounts from prior periods have been reclassified to make the prior periods comparable to the current periods. For the three months ended September 30, 2013, $3,066 was reclassified to selling, general and administrative expense from exploration expense. For the nine months ended September 30, 2013, $286,534 was reclassified to exploration expense from selling, general and administrative expense. These reclassifications have no impact on net income, earnings per share, retained earnings, or results of continuing operations.

Reverse Stock Split

        The Company's Board of Directors and majority shareholders approved an amendment to the Company's articles of incorporation to effect a reverse stock split of the Company's common stock at a ratio between 1-for-2 and 1-for-3. The Company's shareholders further authorized the Board of Directors to determine the ratio at which the reverse stock split would be effected. On October 2, 2014, the Company's Board of Directors authorized that the ratio of the reverse split be set at 1-for-3. On December 16, 2014, the Company amended its articles of incorporation to effect the reverse stock split at a ratio of 1-for-3. All the relevant information relating to numbers of shares and per share information contained in these consolidated financial statements has been retrospectively adjusted to reflect the reverse stock split for all periods presented.

Recent Accounting Pronouncements

        A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to its consolidated financial statements.

        In February 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2013-04, Liabilities (Topic 405), which provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations. ASU 2013-04 is effective for fiscal years beginning after December 15, 2013, which is effective for the Company's first quarter of fiscal year 2014. The adoption of ASU 2013-04 did not have a material effect on the Company's consolidated financial statements.

        In April 2014, the FASB issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. Under ASU 2014-08, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Additionally, ASU 2014-08 requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. ASU 2014-08 is effective for fiscal and interim periods beginning on or after December 15, 2014. The impact of the adoption of this ASU on the Company's results of operation, financial position, cash flows and disclosures will be based on the Company's future disposal activity.

        In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance provides that an entity should apply the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, which is effective for the Company's first quarter of fiscal year 2017. Currently, the Company is an Exploration Stage Company and does not have revenue or contracts with customers. Therefore, the Company does not believe the adoption of ASU 2013-09 will have a material effect on the Company's consolidated financial statements. The Company will continue to assess any potential impact on its financial statements from the adoption of ASU 2014-09.

        In June 2014, the FASB issued ASU No. 2014-10, which amended Accounting Standards Codification ("ASC") Topic 915 Development Stage Entities. The amendment eliminates certain financial reporting requirements surrounding development stage entities, including an amendment to the variable interest entities guidance in ASC Topic 810, Consolidation. The amendment removes the definition of a development stage entity from the ASC, thereby removing the financial reporting distinction between development stage entities and other entities from U.S. GAAP. Consequently, the amendment eliminates the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage.

        This amendment is effective for fiscal years beginning after December 15, 2014, and interim periods therein. Early application of each of the amendments is permitted for any annual reporting period or interim period for which the entity's financial statements have not yet been issued. The Company has made the election to early adopt this amendment effective June 30, 2014 and, as a result, the Company is no longer presenting or disclosing the information previously required under Topic 915. The early adoption was made to reduce data maintenance by removing all incremental financial reporting requirements for development stage entities. The adoption of this amendment alters the disclosure requirements of the Company, but it does not have any material impact on the Company's financial position or results of operations for the current or any prior reporting periods.

        In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern (Topic 205), which provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. Specifically, in connection with the preparation of annual and interim financial statements, an entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about an entity's ability to continue as a going concern within one year after the date the financial statements are issued, or within one year after the date that the financial statements are available to be issued, when applicable. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, which is effective for the Company's first quarter of fiscal year 2016. The opinion of the Company's independent registered public accounting firm on our audited financial statements as of and for the year ended December 31, 2013 contains an explanatory paragraph regarding substantial doubt about our ability to continue as a going concern. The Company will continue to assess any potential impact on its financial statements from the adoption of ASU 2014-15.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

        This summary of significant accounting policies of the Company is presented to assist in understanding the Company's consolidated financial statements. The consolidated financial statements and notes are representations of the Company's management, which is responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.

Accounting Method

        The Company's consolidated financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

        These consolidated financial statements include the Company's consolidated financial position, results of operations, and cash flows. All material intercompany balances and transactions have been eliminated in the accompanying consolidated financial statements.

Cash and Cash Equivalents

        The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at U.S. banks are insured by the Federal Deposit Insurance Corporation up to $250,000. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit. As of December 31, 2013, the Company had $1,705,487 in uninsured cash amounts.

Property and Equipment

        Equipment consists of machinery, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally five to seven years.

Mineral Properties

        Costs of acquiring mineral properties are capitalized by project area upon purchase of the associated claims. Costs to maintain the mineral rights and leases are expensed as incurred. When a property reaches the production stage, the related capitalized costs will be amortized, using the units of production method on the basis of periodic estimates of ore reserves.

Long-Lived Assets

        The Company reviews its long-lived assets for impairment annually or when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values; an impairment loss is recognized in operating results.

Value Measurements and Financial Instruments

        ASC Topic 820, Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity's own assumptions (unobservable inputs). The hierarchy consists of three levels:

          Level 1—Quoted prices in active markets for identical assets and liabilities;

          Level 2—Inputs other than level one inputs that are either directly or indirectly observable; and

          Level 3—Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

        The risk-free rate of return reflects the interest rate for the United States Treasury Note with similar time-to-maturity to that of the warrants.

        The recorded value of other financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, other current assets, and accounts payable and accrued expenses approximate the fair value of the respective assets and liabilities at December 31, 2013 and 2012 based upon the short-term nature of the assets and liabilities.

Mineral Exploration and Development Costs

        All exploration expenditures are expensed as incurred. Significant property acquisition payments for active exploration properties are capitalized. If no minable ore body is discovered, previously capitalized costs are expensed in the period the property is abandoned.

        Should a property be abandoned, its capitalized costs are charged to operations. The Company charges to operations the allocable portion of capitalized costs attributable to properties abandoned. Capitalized costs are allocated to properties sold based on the proportion of claims sold to the claims remaining within the project area.

Stock Based Compensation

        The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit. Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

Provision for Income Taxes

        Income taxes are provided based upon the liability method of accounting. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the "more likely than not" standard.

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amount used for income tax purposes.

Net Loss Per Share

        Basic loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. As of December 31, 2013, the Company had warrants for the purchase of 982,363 common shares and an option to purchase 1,000,000 shares that were not included in the computation of loss per share at December 31, 2013 because they would have been anti-dilutive. As of December 31, 2012, the Company had warrants for the purchase of 1,081,992 common shares and 76,024 shares related to convertible debentures that were not included in the computation of loss per share at December 31, 2012 because they would have been anti-dilutive.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reverse Stock Split

        The Company's Board of Directors and majority shareholders approved an amendment to the Company's articles of incorporation to effect a reverse stock split of the Company's common stock at a ratio between 1-for-2 and 1-for-3. The Company's shareholders further authorized the Board of Directors to determine the ratio at which the reverse stock split would be effected. On October 2, 2014, the Company's Board of Directors authorized that the ratio of the reverse split be set at 1-for-3. On December 16, 2014, the Company amended its articles of incorporation to effect the reverse stock split at a ratio of 1-for-3. All the relevant information relating to numbers of shares and per share information contained in these consolidated financial statements has been retrospectively adjusted to reflect the reverse stock split for all periods presented.

Recent Accounting Pronouncements

        A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to its consolidated financial statements.

        In February 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2013-04, Liabilities (Topic 405), which provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. ASU 2013-04 is effective for fiscal years beginning after December 15, 2013, which is effective for the Company's first quarter of fiscal year 2015. The Company does not believe the adoption of ASU 2013-04 will have a material effect on the Company's consolidated financial statements.

        In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires disclosure of the amounts reclassified out of each component of accumulated other comprehensive income and into net earnings during the reporting period and is effective for reporting periods beginning after December 15, 2012. The Company does not believe the adoption of ASU 2013-02 in the first quarter of fiscal year 2014 will have a material impact on the measurement of net earnings or other comprehensive income.